Equity Compensation Plans (FY)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Compensation Plans
8.EQUITY COMPENSATION PLANS

As of December 31, 2017, the Company has one share-based compensation plan, the 2012 Stock Long Term Incentive Plan (the “2012 Plan”), which provides for the issuance of incentive and non-incentive stock options, restricted and unrestricted stock awards, stock unit awards and stock appreciation rights. Options and restricted stock units granted generally vest over a period of one to four years and have a maximum term of ten years from the date of grant. As of December 31, 2017, an aggregate of 1.4 million shares of common stock were authorized under the 2012 Plan, of which 225,975 common shares were available for future grants.
Stock Options
A summary of stock option activity during the year ended December 31, 2017 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Aggregate Intrinsic Value
Outstanding as of December 31, 2016	415	$17.23	7.6	$—
Cancelled	(46)	16.08	—	—
Outstanding as of December 31, 2017	369	$17.37	6.7	$—
Vested and expected to vest as of December 31, 2017	356	$17.61	6.7	$—
Exercisable as of December 31, 2017	293	$18.91	6.4	$—

As of December 31, 2017 and 2016, there were 293,296 and 228,392 options exercisable, respectively. There were no options exercised during either of the years ended December 31, 2017 and 2016. The total fair value of options vested during the years ended December 31, 2017 and 2016 was $0.8 million and $1.3 million, respectively.

Restricted Stock Units
A summary of restricted stock unit activity during the year ended December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2016	$115	$5.11
Granted	873	$1.13
Vested	(214)	$1.70
Forfeited	(56)	$1.45
Nonvested as of December 31, 2017	$718	$1.57
The total fair value of awards vested during the years ended December 31, 2017 and 2016 was $0.4 million and $0.1 million, respectively.
Share-Based Compensation
The value of restricted stock unit grants is calculated based upon the closing stock price of the Company’s common stock on the date of the grant. For stock options granted to employees and directors, the Company recognizes compensation expense based on the grant-date fair value over the requisite service period of the awards, which is the vesting period. The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option pricing model.
The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option-pricing model, as well as the resulting weighted average fair values at their issuance dates during the year ended December 31, 2016. No stock options were granted during the year ended December 31, 2017.

2016
Risk-free interest rate	1.36%-1.78%
Volatility	72.35%-80.02%
Dividend yield	—%
Expected term	5.25-6.08 years
Forfeiture rate	11.33%
Weighted average fair value	$7.23
Expected Volatility. The Company uses analysis of historical volatility to determine the expected volatility of its stock options.
Expected Term. The expected life assumptions are based on the simplified method due to the lack of sufficient history as set forth in SEC’s Staff Accounting Bulletin Topic 14.
Risk-Free Interest Rate. The interest rate used in valuing awards is based on the yield at the time of grant of a United States Treasury security with an equivalent remaining term.
Dividend Yield. The Company has never paid cash dividends, and does not currently intend to pay cash dividends, and thus has assumed a 0% dividend yield.
Pre-Vesting Forfeitures. Estimates of pre-vesting option forfeitures are based on the Company’s experience. The Company adjusts its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of compensation expense to be recognized in future periods. Adjustments have not been significant to date.
As of December 31, 2017, there was $0.6 million in unrecognized compensation cost related to non-vested stock options expected to be recognized over a weighted average period of 1.7 years. As of December 31, 2017, there was $0.2 million in unrecognized compensation cost related to non-vested restricted stock units expected to be recognized over a weighted average period of 1.0 year. In addition, the Company has $0.6 million in unrecognized compensation cost related to performance restricted stock units.
The Company records expense related to its performance RSUs based on the probability of occurrence, which is reassessed each quarter.
The following table summarizes the total stock-based compensation expense resulting from share-based awards recorded in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2017	2016
Research and development	$227	$534
General and administrative	911	1,213
	$1,138	$1,747